Angel Oak Mortgage Trust 2025-2 ABS-15G

Exhibit 99.40

Loan ID	Customer Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Last Name	Property State	Occupancy	Purpose	Originator QM Status	TPR QM Status	Exception ID	Exception Number	Exception Date	Exception Type	Exception Subcategory	Exception	Exception Remedy	Rebuttal	TPR Response	Compensating Factors	Status Update Date	Finding Status	Initial Exception Grade	Final Exception Grade	Initial Loan Grade	Final Loan Grade
2025020254		XXX	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			The loan meets all applicable credit guidelines. - XXX		XXX	Cleared	1	1	3	1
2025020254		XXX	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	Compliance	TRID Total of Payments Test	This loan failed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is $XXX. The disclosed total of payments of $XXX is not considered accurate because it is understated by more than $XXX. PCCD XXX Loan Calculations- Total of Payments is incorrect			Received Final CD - XXX Documentation provided was sufficient. - XXX		XXX	Resolved	3	1	3	1
2025020254		XXX	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	Property	Value - Value is supported within -XXX% of original appraisal amount	The appraised value was supported within -XXX% and all applicable appraisal guidelines were satisfied.					XXX	Cleared	1	1	3	1